Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,373	$ 4,763	$ 2,799
Less: Impairment of property and equipment
Less: Accumulated depreciation and amortization	(550)	(898)	(358)
Property and equipment excluding construction in progress, net	1,823	3,865	2,441
Charging station equipment and charging site construction in progress	99
Property and equipment, net	1,922	3,865	2,441
Charging station equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,206	649
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	108	151	261
Tools and plant equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,715	2,354
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		318	114
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,059	860
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 70	$ 70